Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Jan. 31, 2025
Trade and other receivables [abstract]
Trade receivables	[1]	$ 484.5	$ 491.1
Allowance for doubtful accounts		(11.3)	(6.5)
Trade receivables net of allowance		473.2	484.6
Sales tax and other government receivables		117.8	137.6
Other		16.2	11.3
Total trade and other receivables		$ 607.2	$ 633.5

[1]	[a] As at January 31, 2026, outstanding financing totalling $2,564.9 million ($3,000.3 million as at January 31, 2025) had been sold under dealer and distributor financing agreements with financing service providers (Note 31 a)).